Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with Related Parties - Balance Sheets (Table)

Balance Sheet

	December 31, 2022	December 31, 2023
Long term investment
Interchart (a)	$1,349	$1,380
Starocean (h)	202	231
CCL Pool (k)	125	125
Long term investment	$1,676	$1,736

Due from related parties
Oceanbulk Maritime and its affiliates (d)	$287	$-
Interchart (a)	3	3
Starocean (h)	34	35
Due from related parties	$324	$38

Due to related parties
Management and Directors Fees (b)	$114	$172
Oceanbulk Maritime S.A. and its affiliates (d)	-	15
Iblea Ship Management Limited (g)	1,387	1,472
Due to related parties	$1,501	$1,659

Transactions with Related Parties - Statements of Operations (Table)

Income Statements

	Years ended December 31,
	2021	2022	2023
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,870)	$(4,140)	$(4,140)
General and administrative expenses:
Consultancy fees (b)	$(535)	$(543)	$(569)
Directors compensation (b)	(183)	(185)	(201)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(41)	(37)	(38)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates (d)	(252)	(179)	(176)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(6,472)	$(1,250)	$-
Management fees- Iblea Ship Management Limited (g)	(79)	(3,264)	(2,728)
Charter-in hire expenses:
Charter - in hire expenses - AOM (i)	$(4,069)	$-	$-
Equity in income of investee
Interchart (a)	$96	$59	$31
Starocean (h)	24	50	29